Pay vs Performance Disclosure Pure in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($)	Jul. 02, 2023 USD ($)	Jul. 03, 2022 USD ($)	Jun. 27, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following tables and related disclosure to illustrate the relationship between executive compensation “actually paid” (as calculated herein) and certain measures of Company financial performance. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with its performance in practice, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement. References to “PEO” in the tables below refer to our Chief Executive Officer during each of the applicable years. Mr. J. McCann was our Chief Executive Officer in Fiscal 2024, and Mr. C. McCann was our Chief Executive Officer in fiscal years 2023, 2022, and 2021.

					Value of Initial Fixed $100 Investment Based On:
	Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to non-PEO Named Executive Officers (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (Loss) (Thousands) (7)	Adjusted EBITDA (Thousands) (8)
Year	($)	($)	($)	($)	($)	($)	($)	($)

2024	8,116,816	8,234,351	1,289,695	1,363,970	48	147	(6,105)	93,067
2023	2,491,246	2,254,209	2,009,019	1,774,272	39	130	(44,702)	91,204
2022	4,818,185	(541,510)	1,908,034	(818,909)	48	104	29,610	98,983
2021	3,157,705	5,461,145	3,312,977	4,631,438	159	137	118,652	213,065

(1)

Amounts reported in this column are the amounts of total compensation reported for the PEO for each corresponding year in the “Total” column of the Summary Compensation Table. See “Executive Compensation — Summary Compensation Table.”

(2)

The amounts shown in this column reflect the “compensation actually paid” (“CAP”), as calculated under SEC rules, to the PEO for each corresponding fiscal year. A reconciliation between Summary Compensation Table Total Compensation and CAP is set forth below.

(3)

The amounts shown in this column reflect, for each applicable fiscal year, the average of the amounts reported in the Total column of the Summary Compensation Table for the Company’s named executive officers other than the PEO. The named executive officers included for this purpose for each applicable fiscal year are as follows: (i) for 2024, Mr. Shea, Mr. Hartnett, Mr. Manley, and Mr. Rowland; (ii) for 2023, Mr. Shea, Mr. J. McCann, Mr. Hartnett, and Mr. Rowland; and (iii) for 2022 and 2021, Mr. Shea, Mr. J. McCann, Mr. Hartnett, and Mr. Steven A. Lightman. Mr. Lightman served as the Company’s Group President, Gourmet Foods & Gift Baskets from June 2020 to July 2022.

(4)

The amounts shown in this column reflect, for each applicable fiscal year, the average amount of CAP, as calculated under SEC rules, to the Company’s named executive officers other than the PEO. A reconciliation between Summary Compensation Table Total Compensation and CAP, is set forth below.

(5)

The amounts shown in this column reflect the cumulative total shareholder return on our Class A common stock during the period from June 26, 2020 through the end of the applicable fiscal year, of a hypothetical investment of $100 in the Company’s Class A Common Stock as of the market close on June 26, 2020.

(6)

The amounts shown in this column reflect the cumulative total shareholder return of the S&P 500 Consumer Discretionary Index, the published industry index used in the performance graph for the fiscal year ended June 30, 2024, during the period from June 26, 2020 through the end of the applicable fiscal year, assuming an investment of $100 as of the market close on June 26, 2020. A comparison of the cumulative total return of the S&P 500 Consumer Discretionary Index is also included in the Annual Report of the Company being made available to stockholders concurrently with this Proxy Statement.

(7)	Represents the amount of net income (loss) reflected in the Company’s audited financial statements for each applicable year.

(8)

Represents the amount of Adjusted EBITDA reported by the Company for each applicable year. Adjusted EBITDA is the measure selected by the Company under SEC rules as the most important performance measure used to link CAP for the NEOs to Company performance during Fiscal 2024. Adjusted EBITDA is a non-GAAP financial measure.

PEO Total Compensation Amount	$ 8,116,816	$ 2,491,246	$ 4,818,185	$ 3,157,705
PEO Actually Paid Compensation Amount	$ 8,234,351	2,254,209	(541,510)	5,461,145
Adjustment To PEO Compensation, Footnote

Reconciliation of Summary Compensation Table “Total” to CAP to PEO and Average CAP to Other NEOs

For all equity awards, our methodology for calculating the fair value of awards remained consistent between the grant date fair value measurement and the subsequent fair value measurements, provided that certain changes to assumptions are reflected in subsequent fair value measurements to restricted stock awards based on movements in the Company’s stock price.

	2024		2023		2022		2021
	PEO	Average of Other NEOs	PEO	Average of Other NEOs	PEO	Average of Other NEOs	PEO	Average of Other NEOs
Summary Compensation Table “Total” Compensation	$8,116,816	$1,289,695	$2,491,246	$2,009,019	$4,818,185	$1,908,034	$3,157,705	$3,312,977

Value of stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	(6,093,300)	(654,468)	(1,379,291)	(930,923)	(4,000,026)	(995,568)	(968,750)	(1,899,906)

Fair value at the covered fiscal year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	5,669,942	483,790	1,217,012	837,836	-	145,715	1,563,368	2,308,540

Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	522,828	231,495	(27,695)	(113,420)	(1,342,471)	(1,897,475)	1,611,586	756,733

Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	18,065	13,457	(47,063)	(28,239)	(17,198)	20,385	97,236	153,095

CAP Amounts (as calculated)	8,234,351	1,363,970	2,254,209	1,774,272	(541,510)	(818,909)	5,461,145	4,631,438

Non-PEO NEO Average Total Compensation Amount	$ 1,289,695	2,009,019	1,908,034	3,312,977
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,363,970	1,774,272	(818,909)	4,631,438
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

Relationship Between CAP and Performance

The following graphs address the relationship between CAP as disclosed in the Pay vs. Performance Table and: (1) the Company’s Adjusted EBITDA, (2) the Company’s net income, and (3) Total shareholder return of the Company and the S&P 500 Consumer Discretionary Index. CAP reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, grant and vesting date fair values, various accounting valuation assumptions estimated based on applicable GAAP, and projected performance modifiers, but does not reflect actual amounts paid out for those awards. CAP generally fluctuates due to stock price volatility and varying levels of projected and actual achievement of performance goals.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following is a list of the most important financial performance measures that the Company has used to link NEO compensation to Company performance for Fiscal 2024:

1.      Revenue; and

2.      Adjusted EBITDA (non-GAAP).

See “Compensation Discussion and Analysis” for a discussion of how the above performance measures were used in our compensation program for Fiscal 2024.

Total Shareholder Return Amount	$ 48	39	48	159
Peer Group Total Shareholder Return Amount	147	130	104	137
Net Income (Loss)	$ (6,105,000)	$ (44,702,000)	$ 29,610,000	$ 118,652,000
Company Selected Measure Amount	93,067	91,204	98,983	213,065
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA (non-GAAP).
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,093,300)	$ (1,379,291)	$ (4,000,026)	$ (968,750)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,669,942	1,217,012	0	1,563,368
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	522,828	(27,695)	(1,342,471)	1,611,586
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,065	(47,063)	(17,198)	97,236
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(654,468)	(930,923)	(995,568)	(1,899,906)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	483,790	837,836	145,715	2,308,540
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,495	(113,420)	(1,897,475)	756,733
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,457	$ (28,239)	$ 20,385	$ 153,095